Depreciation Amortization and Impairment - Goodwill impairment loss (Detail) $ in Millions, in Millions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020 CLP ($)	Jun. 30, 2020 CLP ($)	Sep. 30, 2020 CLP ($)	Dec. 31, 2020 CLF ( )	Dec. 31, 2020 CLP ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment					$ (651,825)
Impairment loss recognised in profit or loss, intangible assets other than goodwill					(765,736)
Totals impairment of CGU Chile and Colombia					(765,736)
Deferred tax liability, business combination					34,547
Effect on income net of taxes generated by the recognition of the impairment loss					731,189
Impact of Goodwill Impairment Attributable to Parent		$ 720,951			720,951
Impact of Goodwill Impairment Attributable to Non Controlling Interest		10,238			10,238
Impairment loss	$ 765,736		$ (731,189)		814,879
Assets generated in business combination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill					(113,911)
Totals impairment of CGU Chile and Colombia					(113,911)
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment		(412,356)			(412,356)
Impairment loss recognised in profit or loss, intangible assets other than goodwill					(412,356)
Totals impairment of CGU Chile and Colombia					(412,356)
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment		(239,469)			(239,469)
Impairment loss recognised in profit or loss, intangible assets other than goodwill		(113,911)		(113,911)	(353,380)
Totals impairment of CGU Chile and Colombia		$ (113,911)		(113,911)	(353,380)
Colombia [member] | Assets generated in business combination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill					(113,911)
Totals impairment of CGU Chile and Colombia					$ (113,911)